GOODWILL - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Loss on impairment of goodwill	$ 68,715		$ 0	$ 5,031	$ 0
Obagi
Goodwill [Line Items]
Loss on impairment of goodwill		$ 68,700		$ 5,000		$ 68,700